Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000
Previously Paid Amount	0
Total Fee Amount	435.00
Net Fee	$ 435.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A